Share-Based Payments - Warrant Programs (Details) - EquityInstruments	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,279,086	2,575,586
Warrants Program 2019/2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement	1,279,086